Cover	Feb. 10, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 14, 2025, Vivakor, Inc. (the “Company”), filed a Current Report on Form 8-K (“Original Form 8-K”) that included disclosure regarding a stock issuance to ClearThink Capital, LLC as payment for outstanding invoices and included dates for certain stock issuances. The Original Form 8-K mistakenly stated the shares were issued to ClearThink Capital, but the shares were actually issued in the name of Tysadco Partners, LLC, and the Original Filing had dates for stock issuances that did not end up getting issued on the indicated dates. The Company is filing this First Amended Form 8-K/A to correct the name of the recipient of certain shares from ClearThink Capital, LLC to Tysadco Partners, LLC, as well as to update the date that certain shares were actually issued in the body of the Form 8-K,. The Company did not update any other information contained in the Original Form 8-K.
Document Period End Date	Feb. 10, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41286
Entity Registrant Name	VIVAKOR, INC.
Entity Central Index Key	0001450704
Entity Tax Identification Number	26-2178141
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5220 Spring Valley Road,
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	(949)
Local Phone Number	281-2606
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VIVK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false